Note 2 - Summary of Significant Accounting Policies - Net Loss Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Net loss attributable to common stockholders	$ (5,518)	$ (6,224)	$ (17,014)	$ (28,766)	$ (35,692)	$ (48,732)
Weighted average common shares used to compute net loss per share, basic and diluted (in shares)	7,900	1,119	6,189	669	1,068	65
Net loss per share attributable to common stockholders, basic and diluted (in dollars per share)	$ (0.70)	$ (5.56)	$ (2.75)	$ (43)	$ (33.42)	$ (749.72)